Allowance for doubtful accounts (Tables)	12 Months Ended
Mar. 31, 2015
Allowance for doubtful accounts
Schedule of Allowance for Doubtful Account Activity

	Yen in millions
	2013	2014	2015
Allowance for doubtful accounts at beginning of the year	¥1,002	¥1,375	¥1,593
Provision for doubtful accounts, net of reversal	166	366	(388)
Write-offs	(90)	(267)	(37)
Translation adjustment and other	297	119	127

Allowance for doubtful accounts at the end of the year	¥1,375	¥1,593	¥1,295